TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	10

The 2017 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
IV	Inflation Managed Class I *	39,449	$395,374	$416,224
VII	Main Street® Core Class I *	343,751	5,708,303	13,301,898
X	Managed Bond Class I *	302,872	3,188,862	3,870,099
XI	High Yield Bond Class I *	7,826	42,414	62,969
XII	Equity Index Class I *	22,121	436,098	1,391,182
XIII	International Value Class I *	26,706	245,311	343,817
XIV	Growth Class I *	83,147	1,097,482	2,349,500

	Fidelity® Variable Insurance Products Funds
XV	Fidelity VIP Government Money Market Service Class	569,431	569,431	569,431

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	IV	VII	X	XI	XII	XIII
ASSETS
Investments in mutual funds, at value	$416,224	$13,301,898	$3,870,099	$62,969	$1,391,182	$343,817
Receivables:
Investments sold	234	7,280	2,853	82	461	422
Total Assets	416,458	13,309,178	3,872,952	63,051	1,391,643	344,239
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	226	7,088	2,760	78	443	396
Total Liabilities	226	7,088	2,760	78	443	396
NET ASSETS	$416,232	$13,302,090	$3,870,192	$62,973	$1,391,200	$343,843
Units Outstanding	95,296	1,983,303	1,235,507	20,529	220,016	195,203
Accumulation Unit Value	$4.37	$6.71	$3.13	$3.07	$6.32	$1.76
Cost of Investments	$395,374	$5,708,303	$3,188,862	$42,414	$436,098	$245,311

	XIV	XV
ASSETS
Investments in mutual funds, at value	$2,349,500	$569,431
Receivables:
Investments sold	1,038	473
Total Assets	2,350,538	569,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,030	490
Total Liabilities	1,030	490
NET ASSETS	$2,349,508	$569,414
Units Outstanding	341,500	59,165
Accumulation Unit Value	$6.88	$9.62
Cost of Investments	$1,097,482	$569,431

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	IV	VII	X	XI	XII	XIII
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	4,887	156,007	46,968	911	16,062	3,821
Operating expenses	164	5,244	1,579	31	540	128
Total Expenses	5,051	161,251	48,547	942	16,602	3,949
Net Investment Income (Loss)	(5,051)	(161,251)	(48,547)	(942)	(16,602)	(3,949)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	116	709,188	63,426	8,135	81,096	1,371
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	116	709,188	63,426	8,135	81,096	1,371
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,737	1,355,064	119,816	(2,144)	182,130	60,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,802	$1,903,001	$134,695	$5,049	$246,624	$58,173

	XIV	XV
INVESTMENT INCOME
Dividends (1)	$—	$3,385
EXPENSES
Mortality and expense risk	25,485	7,066
Operating expenses	857	238
Total Expenses	26,342	7,304
Net Investment Income (Loss)	(26,342)	(3,919)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,238	—
Capital gain distributions (1)	—	—
Realized Gain (Loss) on Investments	14,238	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	564,773	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$552,669	$(3,919)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	IV		VII		X
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,051)	$(5,421)	$(161,251)	$(150,625)	$(48,547)	$(52,850)
Realized gain (loss) on investments	116	(1,242)	709,188	379,492	63,426	45,611
Change in net unrealized appreciation (depreciation) on investments	14,737	22,883	1,355,064	1,002,953	119,816	79,633
Net Increase (Decrease) in Net Assets Resulting from Operations	9,802	16,220	1,903,001	1,231,820	134,695	72,394
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	12,195	19,371	12,195	5,177
Transfers between variable and fixed accounts, net	16,872	(19,473)	(279,153)	(37,916)	(58,524)	(5,417)
Contract benefits and terminations	(4,735)	(46,355)	(1,021,702)	(873,372)	(322,164)	(309,257)
Contract charges and deductions	(220)	(223)	(6,830)	(7,514)	(2,723)	(2,994)
Other	2	4	107	177	(3)	67
Net Increase (Decrease) in Net Assets Derived from Account Transactions	11,919	(66,047)	(1,295,383)	(899,254)	(371,219)	(312,424)
NET INCREASE (DECREASE) IN NET ASSETS	21,721	(49,827)	607,618	332,566	(236,524)	(240,030)
NET ASSETS
Beginning of Year	394,511	444,338	12,694,472	12,361,906	4,106,716	4,346,746
End of Year	$416,232	$394,511	$13,302,090	$12,694,472	$3,870,192	$4,106,716

	XI		XII		XIII
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(942)	$(1,200)	$(16,602)	$(16,038)	$(3,949)	$(4,941)
Realized gain (loss) on investments	8,135	1,722	81,096	128,805	1,371	(21,506)
Change in net unrealized appreciation (depreciation) on investments	(2,144)	12,372	182,130	15,811	60,751	27,004
Net Increase (Decrease) in Net Assets Resulting from Operations	5,049	12,894	246,624	128,578	58,173	557
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	4,919	1,395	6,709	(85,351)	29,887	(73,207)
Contract benefits and terminations	(39,999)	(13,572)	(122,450)	(152,365)	(15,627)	(106,436)
Contract charges and deductions	(80)	(121)	(414)	(473)	(411)	(448)
Other	2	2	30	4	4	1,833
Net Increase (Decrease) in Net Assets Derived from Account Transactions	(35,158)	(12,296)	(116,125)	(238,185)	13,853	(178,258)
NET INCREASE (DECREASE) IN NET ASSETS	(30,109)	598	130,499	(109,607)	72,026	(177,701)
NET ASSETS
Beginning of Year	93,082	92,484	1,260,701	1,370,308	271,817	449,518
End of Year	$62,973	$93,082	$1,391,200	$1,260,701	$343,843	$271,817

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
	XIV		XV
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(26,342)	$(22,458)	$(3,919)	$(6,742)
Realized gain (loss) on investments	14,238	85,149	—	—
Change in net unrealized appreciation (depreciation) on investments	564,773	(45,683)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	552,669	17,008	(3,919)	(6,742)
INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	—	220	—
Transfers between variable and fixed accounts, net	11,438	33,855	—	79,511
Contract benefits and terminations	(79,497)	(124,732)	(43,454)	(35,370)
Contract charges and deductions	(958)	(1,027)	(516)	(555)
Other	(40)	1,419	1	1
Net Increase (Decrease) in Net Assets Derived from Account Transactions	(69,057)	(90,485)	(43,749)	43,587
NET INCREASE (DECREASE) IN NET ASSETS	483,612	(73,477)	(47,668)	36,845
NET ASSETS
Beginning of Year	1,865,896	1,939,373	617,082	580,237
End of Year	$2,349,508	$1,865,896	$569,414	$617,082

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
IV
2017	$4.37	95,296	$416,232	0.00%	1.23%	2.42%
2016	4.26	92,507	394,511	0.00%	1.23%	3.84%
2015	4.11	108,189	444,338	0.00%	1.24%	(4.25%)
2014	4.29	140,039	600,699	0.00%	1.24%	1.84%
2013	4.21	153,961	648,487	0.00%	1.24%	(10.04%)
VII
2017	$6.71	1,983,303	$13,302,090	0.00%	1.23%	15.66%
2016	5.80	2,189,039	12,694,472	0.00%	1.23%	10.46%
2015	5.25	2,354,713	12,361,906	0.00%	1.24%	2.08%
2014	5.14	2,673,728	13,750,532	0.00%	1.24%	9.45%
2013	4.70	2,953,123	13,876,153	0.00%	1.24%	30.15%
X
2017	$3.13	1,235,507	$3,870,192	0.00%	1.23%	3.44%
2016	3.03	1,356,140	4,106,716	0.00%	1.23%	1.62%
2015	2.98	1,458,642	4,346,746	0.00%	1.24%	(0.68%)
2014	3.00	1,629,100	4,887,783	0.00%	1.24%	3.15%
2013	2.91	1,773,510	5,158,762	0.00%	1.24%	(3.41%)
XI
2017	$3.07	20,529	$62,973	0.00%	1.23%	6.44%
2016	2.88	32,298	93,082	0.00%	1.23%	13.96%
2015	2.53	36,570	92,484	0.00%	1.24%	(5.81%)
2014	2.69	38,980	104,664	0.00%	1.24%	(0.86%)
2013	2.71	50,104	135,705	0.00%	1.24%	5.93%
XII
2017	$6.32	220,016	$1,391,200	0.00%	1.23%	20.00%
2016	5.27	239,255	1,260,701	0.00%	1.23%	10.25%
2015	4.78	286,708	1,370,308	0.00%	1.24%	(0.11%)
2014	4.78	303,834	1,453,700	0.00%	1.24%	11.99%
2013	4.27	313,341	1,338,718	0.00%	1.24%	30.30%
XIII
2017	$1.76	195,203	$343,843	0.00%	1.23%	20.09%
2016	1.47	185,316	271,817	0.00%	1.23%	1.72%
2015	1.44	311,738	449,518	0.00%	1.24%	(3.84%)
2014	1.50	364,448	546,486	0.00%	1.24%	(11.65%)
2013	1.70	371,558	630,593	0.00%	1.24%	20.18%
XIV
2017	$6.88	341,500	$2,349,508	0.00%	1.23%	30.04%
2016	5.29	352,675	1,865,896	0.00%	1.23%	0.97%
2015	5.24	370,106	1,939,373	0.00%	1.24%	6.14%
2014	4.94	416,596	2,056,738	0.00%	1.24%	7.53%
2013	4.59	485,739	2,230,065	0.00%	1.24%	32.56%
XV
2017	$9.62	59,165	$569,414	0.57%	1.23%	(0.65%)
2016	9.69	63,700	617,082	0.11%	1.23%	(1.12%)
2015	9.80	59,229	580,237	0.01%	1.24%	(1.22%)
04/30/2014 - 12/31/2014	9.92	64,205	636,771	0.01%	1.24%	(0.82%)

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)         Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2017, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Funds’ Investment Adviser for fund expenses in excess of stated expense limitations. For the year ended December 31, 2017, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year ended December 31, 2017.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
IV	$22,355	$15,487
VII	22,385	1,479,125
X	30,396	450,187
XI	4,894	40,997
XII	38,653	171,387
XIII	30,681	20,781
XIV	49,032	144,435
XV	3,585	51,255

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
IV	5,254	(2,465)	2,789	82	(15,764)	(15,682)
VII	5,618	(211,354)	(205,736)	10,607	(176,281)	(165,674)
X	7,205	(127,838)	(120,633)	3,362	(105,864)	(102,502)
XI	1,666	(13,435)	(11,769)	530	(4,802)	(4,272)
XII	1,269	(20,508)	(19,239)	1,710	(49,163)	(47,453)
XIII	20,536	(10,649)	9,887	2,474	(128,896)	(126,422)
XIV	2,490	(13,665)	(11,175)	17,518	(34,949)	(17,431)
XV	23	(4,558)	(4,535)	15,766	(11,295)	4,471

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising Variable Account IV, VII, X, XI, XII, XIII, XIV, and XV, (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company since 1992.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 1001-18A